Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Equipment	EQUIPMENT	EQUIPMENT

	As at December 31, 2015	As at December 31, 2014
	$	$
Furniture	41,272	41,272
Computer equipment	27,826	27,826
Total cost	69,098	69,098
Less: Accumulated depreciation	(69,098)	(69,098)
	-	-